[ZixCorp Letterhead]

November 16, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Registration Statement on Form S-3 to register 7,300,000 shares of Zix Corporation’s common stock, $.01 par value per share

Ladies and Gentlemen:

     On behalf of Zix Corporation (the “Registrant”), I transmit for electronic filing, in accordance with Regulation S-T and pursuant to the Securities Act of 1933, as amended (the “Act”), a Registration Statement on Form S-3 (the “Registration Statement”), with exhibits, related to the securities specified above (the “Proposed Offering”).

     The Registrant expects to make an oral request for acceleration of the effective date pursuant to Rule 461(a) of the Act. The Registrant is aware of its responsibilities under the Act and the Securities Exchange Act of 1934 as they relate to the Proposed Offering.

     Please direct any comments or questions you may have concerning the Registration Statement to me at (214) 515-7332.

Respectfully submitted,
/s/ Tanya G. Foreman

Tanya G. Foreman Associate General Counsel